INCOME TAXES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Current
State	$ 2,400	$ 1,600
Total Current	2,400	1,600
Deferred
Federal	(10,990,882)	(280,552)
Total Deferred	(10,990,882)	(280,552)
Total provision (benefit) for income taxes	$ (10,988,482)	$ (278,952)